Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
20. Subsequent Events
Management has determined that no material events or transactions have occurred subsequent to the consolidated balance sheet date, other than those events noted below, that require disclosure in the consolidated financial statements.
Sale of Innovations Group
On February 26, 2023, we agreed to sell 100% of the outstanding capital stock of our wholly owned subsidiary, Innovations Group, to Belmar MidCo, Inc., a Delaware corporation and a wholly owned subsidiary of Belmar Holdings, Inc., a Delaware corporation, a portfolio company of Webster Capital IV, L.P., a Delaware limited partnership, pursuant to a Stock Purchase Agreement, dated February 26, 2023. The transactions are expected to close in the second quarter of 2023, subject to the completion of required regulatory filings.
PIPE Offering
On March 9, 2023, we entered into a Securities Purchase Agreement, with a single institutional investor, pursuant to which we agreed to issue and sell (i) 1,650,000 shares of our common stock, par value $0.0001 per share; (ii) warrants that are exercisable six months from the date of issuance and will have a term of five years from the initial exercise date to purchase up to an additional 3,000,000 shares of our common stock (the “Series A Warrants”); (iii) warrants that are exercisable six months from the date of issuance and will have a term of two years from the initial exercise date to purchase up to an additional 3,000,000 shares of our common stock (the “Series B Warrants” and, collectively with Series A Warrants, the “Common Stock Purchase Warrants”); and
(iv) pre-funded
warrants (the
“Pre-Funded
Warrants,” and together with the Common Stock Purchase Warrants, the “Warrants” to purchase an additional 1,350,000 shares of our common stock (all of such shares issuable upon exercise of the Warrants, the “Warrant Shares”), in a private placement (the “Private Placement”).
On March 13, 2023, we announced that we completed the closing of the Private Placement. The purchase price of each Share was $1.50, the exercise price of each Common Stock Purchase Warrant is $2.04, and the exercise price of each
Pre-Funded
Warrant is $0.0001 and the purchase price of each
Pre-Funded
Warrant was $1.4999. The aggregate gross proceeds to us from the Private Placement were approximately $4,500,000, before deducting the placement agent fees and other offering expenses. We intend to use the net proceeds from the offering for general corporate purposes, including working capital.